Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax (recovery) and expense	$ 1,526	$ 289
Change in fair value of cash flow hedge, tax (recovery) and expense	9,046	3,862
Change in unrealized pension and other post-employment expense, tax expense and (recovery)	$ 6,881	$ 2,735